Stockholders’ Deficit	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Stockholders’ Deficit

Common Stock

The Company has 600,000,000 authorized shares of common stock, par value $0.001 per share. As of September 30, 2011 and 2010, the Company had 299,331,673 and 217,154,741 shares of common stock issued, respectively.

During the year ended September 30, 2011, the Company issued 23,696,276 shares of common stock for conversion of debt in the amount of $1,055,591 including interest. During the year-ended September 30, 2010, the Company issued 37,629,046 shares of common stock for conversion of debt in the amount of $2,071,668 including interest.

During the years ended September 30, 2011 and 2010, the Company issued 20,040,322 and 11,988,318 shares of common stock valued at $1,911,003 and $962,354, respectively for outside services.

During the years ended September 30, 2011 and 2010, the Company issued 0 and 640,000 shares of common stock valued at $0 and $555,980, respectively for the extension of due dates for debt as described in Notes 6 through 9.

During the year ended September 30, 2011, the Company issued 32,473,667 shares of common stock together with warrants to purchase 16,236,833 shares of common stock, for gross proceeds of $1,821,040 ($0.06 per share). The warrants issued are exercisable at $0.07 to $0.17 per share and expire from two to five years from the date of issuance. The Company paid finders’ fees of $155,000, and issued warrants for the purchase of 1,637,500 shares of common stock at a purchase price of $0.06 in connection with this investment.

During the year ended September 30, 2010, the Company issued 18,583,331 shares of common stock together with warrants to purchase 9,921,666 shares of common stock, for gross proceeds of $1,115,000 ($0.06 per share). The warrants issued are exercisable at $0.17 per share and expire five years from the date of issuance. The Company paid finders’ fees of $125,000 and issued warrants for the purchase of 2,125,000 shares of common stock at a purchase price of $0.06 in connection with this investment.

Employee Stock Options and Warrants

A summary of the Company’s activity for employee stock options and warrants:

				Weighted
		Weighted		Average
		Average	Aggregate	Remaining
	Number	Exercise	Intrinsic	Contractual
	of Options	Price	Value	Life

Outstanding at October 1, 2010	24,501,316	$0.13	$—	2.55
Granted	14,365,000	0.10
Expired	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at September 30, 2011	38,866,316	$0.12	$65,650	3.01

Exercisable at September 30, 2011	38,331,631	$0.12	$64,974	2.99

Options outstanding and exercisable as of September 30, 2011:

		Weighted		Weighted
		Average		Average
		Remaining		Remaining
Exercise	Options	Contractual	Options	Contractual
Price	Outstanding	Life	Exercisable	Life
$0.06	6,565,000	3.77	6,497,438	3.76
$0.07	2,000,000	4.25	2,000,000	4.25
$0.09	2,000,000	4.25	2,000,000	4.25
$0.10	9,416,850	2.82	9,416,850	2.82
$0.12	8,450,940	2.53	8,450,940	2.53
$0.14	500,000	3.06	32,877	3.06
$0.15	7,000,000	3.06	7,000,000	3.06
$0.25	2,933,526	1.22	2,933,526	1.22
	38,866,316	3.01	38,331,631	2.99

During the year ended September 30, 2011, the Company granted a total of 14,365,000 options and warrants to certain officers and employees. Certain options and warrants vested immediately upon grant and have a term of five years; other options and warrants with a two-year term vest ratably over the vesting period. The weighted average grant-date fair value of these options and warrants was $831,670.   The fair value of these options and warrants was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

risk free rate of return of 0.44% – 2.24%;

volatility of 152% – 190%;

dividend yield of 0%; and

expected term of 2-5 years.

During the year ended September 30, 2011, the Company amended the terms of 1,583,200 options granted to former officers. The officers’ options had an original exercise price of $0.15 - $0.25 per share, and were re-priced to $0.10 per share. The Company compared the fair value of the options immediately before and immediately after the amendments, and determined that the excess fair value of $36,542 should be recorded as compensation expense.

Stock Warrants

A summary of the Company’s warrant activity with non-employees:

		Weighted
		Average	Aggregate
	Number	Exercise	Intrinsic
	of Warrants	Price	Value
Outstanding at October 1, 2010	65,238,820	$0.18	$—
Granted	47,471,183	0.12
Expired	(11,350,000)	—
Forfeited	(6,593,333)	—
Exercised	(500,000)	—
Outstanding as of September 30, 2011	94,266,670	$0.15	$75,000

Exercisable as of September 30, 2011	94,266,670	$0.15	$75,000

Warrants outstanding and exercisable as of September 30, 2011:

			Weighted
			Average
			Remaining	Weighted Average
Exercise	Warrants	Warrants	Contractual	Exercise Price
Price	Outstanding	Exercisable	Life	Outstanding	Exercisable

$ 0.06	7,500,000	7,500,000	4.64	$ 0.06	$ 0.06
$ 0.07	23,333,333	23,333,333	2.53	$ 0.07	$ 0.07
$ 0.10	4,026,578	4,026,578	3.43	$ 0.10	$ 0.10
$ 0.12	6,226,000	6,226,000	2.19	$ 0.12	$ 0.12
$ 0.14	5,000,000	5,000,000	4.06	$ 0.14	$ 0.14
$ 0.15	2,107,667	2,107,667	3.08	$ 0.15	$ 0.15
$ 0.17	24,658,326	24,658,326	4.28	$ 0.17	$ 0.17
$ 0.18	850,000	850,000	1.29	$ 0.18	$ 0.18
$ 0.25	15,269,312	15,269,312	1.45	$ 0.25	$ 0.25
$ 0.30	5,295,454	5,295,454	1.26	$ 0.30	$ 0.30

	94,266,670	94,266,670

During the year ended September 30, 2010, the Company completed offerings of $400,000 in principal amount of convertible debentures to a group of institutional and accredited investors.  As part of the above offering, the Company issued warrants to purchase 2,266,667 shares of common stock at exercise prices of $0.15 to $0.25 per share, which expire five years from date of grant. As described above, the Company also issued warrants to purchase 9,921,666 shares of common stock at an exercise price of $0.17 per share in connection with equity financing. As described in Note 9, the Company issued warrants to purchase 9,814,722 shares of common stock at exercise prices ranging from $0.06 to $0.12 per share in connection with debt conversions.